Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS
Schedule of Share-Based Payment Expense

€ millions	2019	2018	2017
Cost of cloud and software	138	78	115
Cost of services	246	142	158
Research and development	429	210	269
Sales and marketing	562	312	442
General and administration	461	88	135
Share-based payment expenses	1,835	830	1,120
Thereof cash-settled share-based payments	1,664	674	963
Thereof equity-settled share-based payments	171	156	157

Cash-Settled Plans
SHARE-BASED PAYMENTS
Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Year End 2019 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan	SOP 2010	RSU Plan		Qualtrics
	(2016-2019	(2014-2015	(2016–2019		Rights
	Tranches)	Tranches)	Tranches)
Weighted average fair value as at 12/31/2019	94.06	49.51	118.72		37.55
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Monte Carlo	Other	1)	Other	1)
Share price	120.32	120.32	120.32		120.32
Risk-free interest rate, depending on maturity (in %)	-0.68 to -0.57	-0.25 to -0.08	-0.68 to -0.31		-0.55 to -0.35
Expected volatility (in %)	20.4 to 24.8	27.4 to 35.8	NA		NA
Expected dividend yield (in %)	1.26	1.26	1.26		1.26
Weighted average remaining life of awards outstanding as at 12/31/2019 (in years)	1.9	0.3	1.0		1.7

1)For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as at the valuation date.

Fair Value and Parameters Used at Year End 2018 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan	SOP 2010	RSU Plan		LTI 2015 Plan
	(2016–2018	(2013–2015	(2015–2018		(2015
	Tranches)	Tranches)	Tranches)		Tranche)
Weighted average fair value as at 12/31/2018	65.89	20.67	85.24		86.93
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Monte Carlo	Other	1)	Other	1)
Share price	86.93	86.93	86.93		86.93
Risk-free interest rate, depending on maturity (in %)	-0.70 to -0.55	-0.67 to -0.25	-0.69 to -0.31		NA
Expected volatility (in %)	17.9 to 21.4	22.8 to 38.5	NA		NA
Expected dividend yield (in %)	1.63	1.63	1.63		NA
Weighted average remaining life of awards outstanding as at 12/31/2018 (in years)	2.4	1.2	1.0		0.1

1)For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as at the valuation date.

Summary of Changes in Numbers of Outstanding Awards

Thousands, unless otherwise stated	LTI 2016 Plan	LTI 2015 Plan	SOP 2010	RSU Plan	Qualtrics
	(2016–2019	(2014–2015	(2012–2015	(2015–2019	Rights
	Tranches)	Tranches)	Tranches)	Tranches)
12/31/2017	631	531	14,472	13,520	NA
Granted	295	0	0	8,512	NA
Adjustment based upon KPI target achievement	NA	0	NA	49	NA
Exercised	0	-146	-6,913	-5,840	NA
Forfeited	0	0	-473	-977	NA
12/31/2018	926	385	7,086	15,264	NA
Granted1)	344	0	0	9,339	24,666
Adjustment based upon KPI target achievement	NA	0	NA	122	NA
Exercised	0	-385	-3,904	-7,540	-7,776
Forfeited	-160	0	-144	-1,057	-883
12/31/2019	1,110	0	3,039	16,128	16,007
1) Granted includes additions from business combinations
Outstanding awards exercisable as at
12/31/2018	0	0	7,086	0	NA
12/31/2019	0	0	3,039	0	0

Total carrying amount (in € millions) of liabilities as at
12/31/2018	30	35	146	774	NA
12/31/2019	73	0	150	1,100	377

Total intrinsic value of vested awards (in € millions) as at
12/31/2018	3	34	137	0	NA
12/31/2019	51	0	155	0	0

Weighted average share price (in €) for awards exercised in
2018	NA	88.27	100.61	88.67	NA
2019	NA	90.75	111.58	98.11	106.15

Total expense (in € millions) recognized in
2017	14	9	221	712	NA
2018	8	-3	43	611	NA
2019	44	-1	66	1,087	461

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	1,130	605	1,735	714	316	1,030
/ Other non-financial liabilities	4,818	814	5,632	4,120	501	4,622
Share-based payment liabilities as % of / other non-financial liabilities	23	74	31	17	63	22

Derivatives - Call options for share-based payments	95	0	95	68	0	68
/ Other financial assets	297	2,336	2,633	448	1,536	1,984
Derivatives - Call options for share-based payments as % of / other financial assets	32	0	4	15	0	3

Equity-Settled Share-Based Payments
SHARE-BASED PAYMENTS
Schedule of Share-Based Payment Expense	Recognized Expense for Equity-Settled Plans

€ millions	2019	2018	2017
Own	171	149	140

Schedule of Number of Shares Purchased	Number of Shares Purchased

Millions	2019	2018	2017
Own	5.2	5.3	5.0